UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Marathon Value Portfolio

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 80.10%
Automobiles, Parts & Equipment - 2.07%
Advance Auto Parts, Inc.	6,200	$455,824
Autoliv, Inc.	1,800	118,440
Genuine Parts Co.	8,500	578,255

		1,152,519

Banking - Financial - 4.70%
B of I Holdings, Inc. (a)	16,400	524,144
Credit Suisse Group AG (b)	8,500	251,090
Northeast Bancorp	50,900	474,897
Seacoast Banking Corp. of Florida (a)	179,742	321,738
SunTrust Banks, Inc.	18,500	524,845
U.S. Bancorp	15,530	514,043

		2,610,757

Biological Products (No Diagnostic Substances) - 0.17%
QIAGEN NV (a)	4,400	92,400

Communications, Broadcasting & Cable - 0.25%
SK Telecom Co., Ltd. (b)	8,300	140,685

Computer Software & Hardware - 6.58%
Cisco Systems, Inc.	29,000	596,530
EMC Corp./MA (a)	10,950	269,479
Google, Inc. - Class A (a)	1,100	831,259
Intel Corp.	19,000	399,760
International Business Machines Corp.	6,200	1,259,034
Microsoft Corp.	11,100	304,917

		3,660,979

Data Services - 3.95%
Automatic Data Processing, Inc.	6,700	397,243
Equifax, Inc.	9,800	575,260
Global Payments, Inc.	9,500	467,970
Net 1 UEPS Technologies, Inc. (a)	30,000	171,900
Total System Services, Inc.	11,000	255,750
Verisk Analytics, Inc. - Class A (a)	6,000	330,960

		2,199,083

Delivery and Freight Services - 1.40%
United Parcel Service, Inc. - Class B	9,800	777,042

Electric Components, Parts & Equipment - 5.73%
Avnet, Inc. (a)	21,600	763,776
Corning, Inc.	22,500	270,000
Linear Technology Corp.	21,500	787,330
Secom Co., Ltd. (b)	23,139	287,618
TE Connectivity, Ltd.	9,000	349,920
Texas Instruments, Inc.	12,200	403,576
Zebra Technologies Corp. - Class A (a)	7,480	323,734

		3,185,954

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 80.10% - continued
Energy - 6.16%
Anadarko Petroleum Corp.	5,000	$400,100
ConocoPhillips	6,600	382,800
Devon Energy Corp.	2,400	137,256
Exxon Mobil Corp.	5,323	478,910
Noble Corp.	22,900	927,450
Phillips 66	8,000	484,560
RPC, Inc.	13,500	202,095
Sasol Ltd. (b)	9,500	410,685

		3,423,856

Finance - 0.28%
Reading International, Inc. - Class A (a)	26,300	153,329

Gold & Silver Ores - 0.51%
Allied Nevada Gold Corp. (a)	12,000	284,280

Healthcare - 4.35%
Becton, Dickinson & Co.	4,700	394,988
Cardinal Health, Inc.	5,500	240,955
Life Technologies Corp. (a)	7,808	505,099
St. Jude Medical, Inc.	16,500	671,550
Stryker Corp.	9,700	607,705

		2,420,297

Household Products - 3.47%
Colgate-Palmolive Co.	6,600	708,642
Kimberly-Clark Corp.	6,400	572,864
Procter & Gamble Co.	8,627	648,405

		1,929,911

Industrial Conglomerates - 8.81%
3M Co.	10,700	1,075,885
Eaton Corp.	18,100	1,030,795
Emerson Electric Co.	11,400	652,650
General Electric Co.	23,300	519,124
Leggett & Platt, Inc.	5,200	153,088
Raven Industries, Inc.	26,684	718,600
Tyco International, Ltd.	24,775	748,948

		4,899,090

Industrial Machinery - 4.85%
Graco, Inc.	25,438	1,455,054
Illinois Tool Works, Inc.	8,300	521,489
Lincoln Electric Holdings, Inc.	13,300	717,269

		2,693,812

Insurance - 4.88%
Alleghany Corp. (a)	3,013	1,086,458
Aon Corp.	5,000	288,700
Berkshire Hathaway, Inc. - Class B (a)	6,500	630,045
National Western Life Insurance Co. - Class A	1,306	213,400
White Mountains Insurance Group Ltd.	900	495,594

		2,714,197

Materials - 0.28%
Resolute Forest Products (a)	11,500	156,860

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 80.10% - continued
Packaged Foods - 3.19%
Archer-Daniels-Midland Co.	16,000	$456,480
Campbell Soup Co.	15,500	569,005
PepsiCo, Inc.	10,300	750,355

		1,775,840

Pharmaceuticals - 3.41%
Bristol-Myers Squibb Co.	8,500	307,190
GlaxoSmithKline plc (b)	10,000	456,100
Novartis AG (b)	6,845	464,228
Novo Nordisk A/S (b)	1,300	239,655
Pfizer, Inc.	11,500	313,720
Teva Pharmaceutical Industries Ltd. (b)	3,000	113,970

		1,894,863

Publishing & Printing Media - 0.59%
John Wiley & Sons, Inc. - Class A	8,500	325,550

Restaurants - 1.44%
McDonald’s Corp.	8,400	800,436

Retail Stores - 6.13%
Bed Bath & Beyond, Inc. (a)	8,600	504,820
Costco Wholesale Corp.	6,300	644,742
Family Dollar Stores, Inc.	2,500	141,750
Lowe’s Companies, Inc.	23,500	897,465
Staples, Inc.	20,120	271,218
Tiffany & Co.	4,000	263,000
Walgreen Co.	8,000	319,680
Weis Markets, Inc.	9,100	366,366

		3,409,041

Services - Detective, Guard & Armored Car - 0.30%
ADT Corp. / The	3,499	166,203

Services - Miscellaneous Amusement & Recreation - 0.78%
Walt Disney Co. / The	8,000	431,040

Specialty Chemicals - 5.51%
Koninklijke DSM NV (b)	19,621	300,398
PPG Industries, Inc.	9,000	1,240,830
Valspar Corp.	23,000	1,524,440

		3,065,668

Staffing Services - 0.31%
CDI Corp.	10,100	171,902

TOTAL COMMON STOCKS (Cost $28,413,089)		44,535,594

Real Estate Investment Trusts - 2.25%
Colony Financial, Inc.	11,481	247,071
EastGroup Properties, Inc.	3,800	212,952
Plum Creek Timber Co., Inc.	16,370	788,707

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $773,371)		1,248,730

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Preferred Stock - 0.75%
E. I. du Pont de Nemours & Co., callable on 04/26/2013 @ $120	4,000	$416,880

TOTAL PREFERRED STOCK (Cost $308,578)		416,880

Exchange Traded Funds - 0.22%
iShares Silver Trust (a)	4,000	121,760

TOTAL EXCHANGE TRADED FUNDS (Cost $124,860)		121,760

	Principal Amount	Fair Value
Corporate Bonds - 5.41%
Bank of America Corp., 0.638%, 09/15/2014 (c)	$250,000	$248,471
Case New Holland, Inc., 7.750%, 09/01/2013	350,000	361,813
CWABS, Inc., 0.862%, 04/25/2032 (c) (d)	62,780	38,431
CWABS, Inc., 3.202%, 10/25/2032 (c) (d)	27,904	2,387
Duke Realty LP, 6.250%, 05/15/2013	300,000	304,578
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	300,000	312,146
IMPAC CMB Trust, 1.112%, 10/25/2033 (c) (e)	96,981	96,900
IMPAC CMB Trust, 1.042%, 09/25/2034 (c) (e)	112,097	96,270
Ingles Markets, Inc., 8.875%, 05/15/2017	350,000	372,313
International Lease Finance Corp., 6.375%, 03/25/2013	245,000	246,960
Leucadia National Corp., 7.000%, 08/15/2013	117,000	120,510
Mondelez International, Inc., 5.250%, 10/01/2013	500,000	514,295
SunTrust Bank / Atlanta GA, 0.608%, 04/01/2015 (c)	300,000	293,493

TOTAL CORPORATE BONDS (Cost $3,067,007)		3,008,567

	Shares
Money Market - 11.24%
Fidelity Institutional Money Market Portfolio, 0.01% (c)	6,252,398	$6,252,398

TOTAL MONEY MARKETS (Cost $6,252,398)		6,252,398

TOTAL INVESTMENTS (Cost $38,939,303) - 99.97%		$55,583,929

Other assets in excess of liabilities - 0.03%		14,610

TOTAL NET ASSETS - 100.00%		$55,598,539

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate securities; the coupon rate shown represents the rate at January 31, 2013.
(d)	Asset-Backed Security.
(e)	Collateralized mortgage obligation.

Tax Related - As of January 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:
Unrealized appreciation	17,338,262
Unrealized depreciation	(704,071)

Net unrealized appreciation	$16,634,191

Aggregate cost of securities for income tax purposes	$38,949,738

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio

Related Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an       inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, exchanged traded funds and preferred stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Marathon Value Portfolio

Related Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

Fixed income securities, including corporate bonds, asset backed securities and collateralized mortgage obligations will be categorized as Level 1 securities when valued using market quotations in an active market. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) and cash equivalents are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$44,535,594	$—	$—	$44,535,594
Real Estate Investment Trusts	1,248,730	—	—	1,248,730
Preferred Stock	416,880	—	—	416,880
Exchange Traded Funds	121,760	—	—	121,760
Corporate Bonds	—	3,008,567	—	3,008,567
Money Market	6,252,398	—	—	6,252,398
Total	$52,575,362	$3,008,567	$—	$55,583,929
*	Refer to Schedule of Investments for industry classifications

The Fund did not hold any assets at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended January 31, 2013, there were no transfers between levels. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of March 27, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	3/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 3/27/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	3/27/2013